Mortgage Servicing Rights (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary of Total Mortgage Servicing Portfolio

The Company’s total mortgage servicing portfolio at September 30, 2013 and December 31, 2012 is summarized as follows (based on the UPB of the underlying mortgage loans):

	September 30, 2013	December 31, 2012
FNMA	$6,025,898	$2,781,389
GNMA	3,654,993	1,363,951
FHLMC	1,690	—

Total mortgage servicing portfolio	$9,682,581	$4,145,340

MSRs balance	$132,907	$42,202

MSRs balance as a percentage of total mortgage servicing portfolio	1.37%	1.02%

The Company’s mortgage servicing portfolio is summarized as follows at December 31:

	2012	2011
FNMA	$2,781,388,717	$801,789,123
GNMA	1,363,951,053	514,099,118

Total Servicing Portfolio	$4,145,339,770	$1,315,888,241

MSRs, net to servicing portfolio	1.02%	1.34%

Summary of Changes in Balance of MSRs

A summary of the changes in the balance of MSRs for the three and nine months ended September 30, 2013 and 2012 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Balance at beginning of period	$99,209	$22,835	$42,202	$17,679
MSRs received as proceeds from loan sales	31,599	12,290	79,056	23,686
Changes in valuation inputs and assumptions	4,279	—	17,797	—
Actual portfolio runoff (payoffs and principal amortization)	(2,180)	—	(6,148)	—
Amortization of MSRs	—	(1,171)	—	(2,584)
Impairment of MSRs	—	(695)	—	(5,522)

Balance at end of period	$132,907	$33,259	$132,907	$33,259

A summary of changes in the balance of the MSR asset and the related valuation allowance for the years ended December 31 is as follows:

	2012	2011
Mortgage Servicing Rights:
Balance at the beginning of year	$17,679,198	$7,129,966
Loans sold, servicing retained	39,902,528	11,510,883
Amortization	(3,679,545)	(959,886)
Valuation allowance	(11,699,787)	(1,765)

Balance at end of year	$42,202,394	$17,679,198

Valuation Allowance:
Balance at the beginning of year	$1,765	$—
Additions	11,698,022	1,765
Reductions	—	—

Balance at end of year	$11,699,787	$1,765

Summary of Components of Loan Servicing Fees

The following is a summary of the components of loan servicing fees as reported in the Company’s consolidated statements of income for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Contractual servicing fees	$5,813	$1,448	$13,982	$3,580
Late fees	153	56	342	148

Loan servicing fees	$5,966	$1,504	$14,324	$3,728

Summary of Estimated Future MSR amortization Expense

The following table summarizes the Company’s estimated future MSR amortization expense. These estimates are based on existing asset balances, the current interest rate environment, and prepayment speeds as of December 31, 2012. The actual amortization expense the Company recognizes in any given period may be significantly different depending upon acquisition or sale activities, changes in interest rates, prepayment speeds, market conditions, or circumstances that indicate the carrying amount of an asset may not be recoverable.

Year Ending December 31,	Amount
2013	$6,944,548
2014	5,566,146
2015	4,562,793
2016	3,948,227
2017	3,523,627
Thereafter	29,356,840

$53,902,181